Segment Reporting (Details) - Schedule of revenue by major merchandise categories - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total		$ 170,911,999	$ 96,879,173	$ 61,775,903
Cosmetic products [Member]
Segment Reporting Information [Line Items]
Total	[1]	78,840,654	18,700,973	18,470,489
Health and nutritional supplements [Member]
Segment Reporting Information [Line Items]
Total	[2]	56,104,342	52,372,561	22,672,288
Household products [Member]
Segment Reporting Information [Line Items]
Total	[3]	35,943,221	25,732,975	20,633,126
Others [Member]
Segment Reporting Information [Line Items]
Total		$ 23,782	$ 72,664

[1]	Cosmetic products mainly include products of lotion, skin care, oral care, shampoo, soap and fragrance.
[2]	Health and nutritional supplements are health care supplements such as vitamins, edible fungus, functional capsules, etc.
[3]	Household Products are consumer products, which mainly includes functional shoes, smartphones, cooking pot and tampons.